Variable Interest Entities	12 Months Ended
Dec. 31, 2017
Variable Interest Entity, Measure of Activity [Abstract]
Variable Interest Entities
Variable Interest Entities

As at December 31, 2017, we leased two semi-submersible rigs, and a jack-up rig from VIEs under capital leases. Each of the units had been sold by us to single purpose subsidiaries of Ship Finance and simultaneously leased back by us on bareboat charter contracts for a term of 15 years. We have several options to repurchase the units during the charter periods, and obligations to purchase the assets at the end of the 15 years lease period.

On June 28, 2013, our consolidated subsidiary NADL sold the entity that own the jack-up, the West Linus, to the Ship Finance subsidiary, SFL Linus Ltd. The purchase consideration reflected a market value of the rig as at the delivery date which was $600 million. This rig was simultaneously chartered back to us over a period of 15 years. Upon closing of the purchase, SFL Linus Ltd received a $195 million loan from Ship Finance which bears an interest of 4.5% per annum and matures in 2029. During 2014 the loan was reduced to $125 million, and is reported as long-term debt due to related parties in our Consolidated Balance Sheet as at December 31, 2017 and December 31, 2016.

The following table gives a summary of the sale and leaseback arrangements and repurchase options from VIEs, as at December 31, 2017:

Unit	Effective from	Sale value (In US$ millions)	First repurchase option (In US$ millions)	Month of first repurchase option	Last repurchase option (1) (In US$ millions)	Month of last repurchase Option (1)
West Taurus	Nov 2008	850	418	Feb 2015	149	Nov 2023
West Hercules	Oct 2008	850	580	Aug 2011	135	Aug 2023
West Linus	June 2013	600	370	Jun 2018	170	Jun 2028

(1)	Ship Finance has a right to require us to purchase the West Linus rig on the 15th anniversary for the price of $100 million if we don’t exercise the final repurchase option.

We have determined that the Ship Finance subsidiaries, which own the units, are VIEs, and that we are the primary beneficiary of the risks and rewards connected with the ownership of the units and the charter contracts. Accordingly, these VIEs are fully consolidated in our Consolidated Financial Statements. The equity attributable to Ship Finance in the VIEs is included in non-controlling interests in our Consolidated Financial Statements. At December 31, 2017 and at December 31, 2016 the units are reported within drilling units in our balance sheet. We did not record any gains from the sale of the units, as they continued to be reported as assets at their original cost in our consolidated balance sheet at the time of each transaction. The investment in capital lease amounts are eliminated on consolidation against the corresponding capital lease liability held within Seadrill entities. The remainder of assets and liabilities of the VIEs are fully reflected within the Consolidated Financial Statements.

The bareboat charter rates are set on the basis of a Base LIBOR Interest Rate for each bareboat charter contract, and thereafter are adjusted for differences between the LIBOR fixing each month and the Base LIBOR Interest Rate for each contract. A summary of the average bareboat charter rates per day for each unit is given below for the respective years.

	(In US$ thousands)
	2017	2018	2019	2020	2021	2022
West Taurus	158	158	144	143	136	135
West Hercules	170	166	143	141	135	135
West Linus	222	222	173	140	140	133

The assets and liabilities in the statutory accounts of the VIEs as at December 31, 2017 and as at December 31, 2016 are as follows:

(In US$ millions)	December 31, 2017			December 31, 2016
	SFL Deepwater Limited	SFL Hercules Limited	SFL Linus Limited	SFL Deepwater Ltd.	SFL Hercules Limited	SFL Linus Limited
Name of unit	West Taurus	West Hercules	West Linus	West Taurus	West Hercules	West Linus
Investment in finance lease	335	326	431	365	360	483
Amount due from related parties	4	4	—	4	4	—
Other assets (1)	6	6	8	2	2	—
Total assets	345	336	439	371	366	483

Short-term interest bearing debt	226	27	48	23	28	51
Long-term interest bearing debt	—	224	261	226	251	305
Other liabilities	3	2	—	3	1	1
Short-term debt due to related parties	—	—	4	—	—	—
Long-term debt due to related parties (2)	113	80	121	119	86	126
Total liabilities	342	333	434	371	366	483
Equity	3	3	5	—	—	—

Book value of units in the Company's consolidated accounts	385	508	515	409	537	537

(1)	Includes cash balance of $17 million as at December 31, 2017 (December 31, 2016: nil). These have been consolidated into the Consolidated Balance Sheet within "Cash and cash equivalents".

(2)
We present balances due to/from Ship Finance on a net basis, due to the fact that there is a right to offset established in the long-term loan agreements, and the balances are intended to be settled on a net basis. As at December 31, 2016, the balances offset were $26 million related to SFL Deepwater Ltd and $59 million related to SFL Hercules Ltd against "Long term debt due to related parties" within "Non-current liabilities" in the Consolidated Balance Sheet. As at December 31, 2017, we have no receivable balances presented against "Long term debt due to related parties" within "Non-current liabilities" in the Consolidated Balance Sheet.

In the period ended December 31, 2017 the VIEs declared and paid dividends totaling $14 million (December 31, 2016: $113 million).